Fair value measurements	9 Months Ended
Sep. 30, 2011
Fair value measurements [Abstract]
Fair value measurements
Note 8: Fair value measurements

2011 asset impairment analyses – We evaluate the carrying value of our indefinite-lived trade name and goodwill as of July 31st of each year and between annual evaluations if events occur or circumstances change that would indicate a possible impairment. As such, during the quarter ended September 30, 2011, we completed our annual impairment analyses.

When evaluating whether our indefinite-lived trade name is impaired, we compare the carrying amount of the asset to its estimated fair value. The estimate of fair value is based on a relief from royalty method which calculates the cost savings associated with owning rather than licensing the trade name. An assumed royalty rate is applied to forecasted revenue and the resulting cash flows are discounted. Should the estimated fair value be less than the carrying value of the asset being evaluated, an impairment loss would be recognized. The impairment loss is calculated as the amount by which the carrying value of the asset exceeds the fair value of the asset. The impairment analysis completed during the quarter ended September 30, 2011, indicated that the calculated fair value of the indefinite-lived trade name exceeded its carrying value of $19,100 by approximately $12,000.

In previous years, a two-step, quantitative approach was required in evaluating goodwill for impairment. First, we would calculate the estimated fair value of each reporting unit to which goodwill was assigned and compare this estimated fair value to the carrying amount of its net assets. If the carrying amount of a reporting unit's net assets exceeded its estimated fair value, the second step of the goodwill impairment analysis required us to measure the amount of the impairment loss. An impairment loss is calculated by comparing the implied fair value of the goodwill to its carrying amount. As discussed in Note 2, we adopted ASU No. 2011-08 during the quarter ended September 30, 2011. This new standard gives us the option to first assess qualitative factors to determine whether the existence of events or circumstances leads to a determination that it is more likely than not that the fair value of a reporting unit is less that its carrying amount. If, after this qualitative assessment, we determine it is not more likely than not that the fair value of a reporting unit is less than its carrying amount, then performing the two-step quantitative impairment test is unnecessary. In completing our 2011 annual impairment analysis, we elected to perform this qualitative assessment for all of our reporting units to which goodwill is assigned. As such, we completed a qualitative analysis of goodwill, evaluating factors including, but not limited to, economic, market and industry conditions, cost factors and the overall financial performance of the reporting units. We also considered the quantitative analysis we completed as of July 31, 2010 in which the estimated fair values of our reporting units exceeded their carrying values by amounts between $43,000 and $546,000, or by amounts between 55% and 442% above the carrying values of their net assets. In completing our qualitative analysis, we noted no changes in events or circumstances which would require us to complete the two-step quantitative goodwill impairment analysis for any of our reporting units. As such, no impairment charges were recorded as a result of our 2011 annual impairment analyses.

2011 acquisitions – During 2011, we completed two business combinations (see Note 5). We are required to measure the fair value of the net identifiable tangible and intangible assets and liabilities acquired, excluding goodwill and deferred income taxes. The identifiable net assets acquired were comprised primarily of customer lists, internal-use software and trade names. The fair value of the customer lists was estimated using the multi-period excess earnings method. Assumptions used in this calculation included same-customer revenue growth rates and estimated annual customer retention rates. The customer retention rates were based on the acquirees' historical information, as well as management's estimates of the costs to obtain and retain customers. The aggregate calculated fair value of the customer lists was $12,600, which is being amortized over a weighted-average period of 8.2 years using an accelerated method. The fair value of the internal-use software was estimated, in part, using a cost of reproduction method. The primary components of the software were identified and the estimated cost to reproduce the software was calculated based on estimated time and labor rates derived from our historical data from previous upgrades of similar size and nature. In addition, the fair value of a portion of the internal-use software was estimated using the actual cost of the software adjusted for obsolescence. The calculated fair value of the internal-use software was $9,050, which is being amortized on the straight-line basis over five years. The fair value of the trade names was estimated using a relief from royalty method, which calculates the cost savings associated with owning rather than licensing the trade names. An assumed royalty rate was applied to forecasted revenue and the resulting cash flows were discounted. The assumed royalty rate was based on market data and an analysis of the expected margins for the acquired operations. The aggregate calculated fair value of the trade names was $8,300, which is being amortized on the straight-line basis over a weighted-average period of 9.5 years.

In conjunction with the acquisition of Banker's Dashboard in April 2011, we will be issuing 193 shares of our common stock at a later date. The fair value of this consideration was determined as the fair value of our common stock on the date of the acquisition, discounted to reflect the restrictions which prohibit the trade or transfer of the stock until the date of issuance. The estimated fair value of the stock consideration was $4,300, which is reflected in additional paid-in capital on the consolidated balance sheet as of September 30, 2011.

Recurring fair value measurements – We held an investment in a Canadian money market fund of $1,941 as of September 30, 2011 and $2,029 as of December 31, 2010. This investment is included in other current assets on the consolidated balance sheets. The money market fund is not traded in an active market and its fair value is determined by obtaining quoted prices in active markets for the underlying securities held by the fund. Because of the short-term nature of the underlying investments, the cost of these securities approximates their fair value. The cost of securities sold is determined using the average cost method. No gains or losses on sales of these marketable securities were realized during the quarters or nine months ended September 30, 2011 and 2010.

Funds held for customers included available-for-sale marketable securities of $10,032 as of September 30, 2011 and $10,249 as of December 31, 2010. A portion of these assets represents an investment in a Canadian money market fund. The remainder of the assets relates to a mutual fund investment which invests in Canadian and provincial government securities. These funds are not traded in active markets and their fair values are determined by obtaining quoted prices in active markets for the underlying securities held by the funds. Unrealized gains and losses on these investments, net of tax, are included in other comprehensive loss on the consolidated balance sheets. Realized gains and losses are included in revenue on the consolidated statements of income and were not significant for the quarters or nine months ended September 30, 2011 and 2010. The cost of securities sold is determined using the average cost method.

We have elected to account for a long-term investment in domestic mutual funds under the fair value option for financial assets and financial liabilities. The fair value option provides companies an irrevocable option to measure many financial assets and liabilities at fair value with changes in fair value recognized in earnings. The fair value of the investment is included in long-term investments on the consolidated balance sheets and was $2,157 as of September 30, 2011 and $2,283 as of December 31, 2010. Long-term investments also include the cash surrender values of company-owned life insurance policies. Realized and unrealized gains and losses, as well as dividends earned by the mutual fund investment, are included in selling, general and administrative (SG&A) expense in the consolidated statements of income. This investment corresponds to a liability under an officers' deferred compensation plan which is not available to new participants and is fully funded by the investment in mutual funds. The liability under the plan equals the fair value of the investment in mutual funds. Thus, as the value of the investment changes, the value of the liability changes accordingly. As changes in the liability are reflected within SG&A expense in the consolidated statements of income, the fair value option of accounting for the investment in mutual funds allows us to net changes in the investment and the related liability in the statements of income. The cost of securities sold is determined using the average cost method. We recognized a net unrealized loss on the investment in mutual funds of $226 during the quarter ended September 30, 2011. Net unrealized gains and losses recognized during the nine months ended September 30, 2011 and during the quarter and nine months ended September 30, 2010 were not significant. Realized gains recognized during these periods were also not significant.

The fair value of interest rate swaps (see Note 7) is determined at each reporting date by means of a pricing model utilizing readily observable market interest rates. The change in fair value is determined as the change in the present value of estimated future cash flows discounted using the LIBOR rate. Changes in the fair value of the interest rate swaps, as well as changes in the fair value of the hedged debt, are included in interest expense in the consolidated statements of income and were as follows:

	Quarter Ended September 30,		Nine Months Ended September 30,
	2011	2010	2011	2010
Gain from derivatives	$2,866	$1,831	$2,592	$6,800
Loss from change in fair value of hedged debt	(2,792)	(1,706)	(3,115)	(6,349)
Net decrease (increase) in interest expense	$74	$125	$(523)	$451

Information regarding recurring fair value measurements completed during each period was as follows:

		Fair value measurements using
	Fair value as of September 30, 2011	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Marketable securities – funds held for customers	$10,032	$-	$10,032	$-
Marketable securities – corporate investments	1,941	-	1,941	-
Long-term investment in mutual funds	2,157	2,157	-	-
Derivative assets	5,500	-	5,500	-

		Fair value measurements using
	Fair value as of December 31, 2010	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Marketable securities – funds held for customers	$10,249	$-	$10,249	$-
Marketable securities – corporate investments	2,029	-	2,029	-
Long-term investment in mutual funds	2,283	2,283	-	-
Derivative assets	5,456	-	5,456	-

Fair value measurements of other financial instruments – The following methods and assumptions were used to estimate the fair value of each class of financial instrument for which it is practicable to estimate fair value.

Cash and cash equivalents, cash and cash equivalents included within funds held for customers, and short-term debt – The carrying amounts reported in the consolidated balance sheets approximate fair value because of the short-term nature of these items.

Long-term debt – The fair value of long-term debt is based on quoted prices for identical liabilities when traded as assets in an active market (Level 1 fair value measurement), with the exception of the debt issued in March 2011 which is not currently traded in an active market. The fair value of this debt is determined at each reporting date by means of a pricing model utilizing readily observable market interest rates and data from trades executed by institutional investors (Level 2 fair value measurement). The fair value of long-term debt included in the table below does not reflect the impact of hedging activity. The carrying amount of long-term debt includes the change in fair value of hedged long-term debt.

The estimated fair values of these financial instruments were as follows:

	September 30, 2011		December 31, 2010
	Carrying amount	Fair value	Carrying amount	Fair value
Cash and cash equivalents	$23,021	$23,021	$17,383	$17,383
Cash and cash equivalents – funds held for customers	24,579	24,579	25,471	25,471
Short-term debt	33,000	33,000	7,000	7,000
Long-term debt	742,592	736,843	748,122	751,978